                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02979

Morgan Stanley Tax-Exempt Securities Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
 (Address of principal executive offices)     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 30, 2006

Date of reporting period: September 30, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2006 (UNAUDITED)

    PRINCIPAL
    AMOUNT IN                                                                     COUPON       MATURITY
    THOUSANDS                                                                      RATE          DATE               VALUE
    ---------                                                                      ----          ----               -----

                TAX-EXEMPT MUNICIPAL BONDS (96.4%)
                General Obligation (7.5%)
                North Slope Borough, Alaska,
       $9,500      Ser 1999 A (MBIA)                                               0.00%      06/30/10           $8,254,550
       25,000      Ser 2000 B (MBIA)                                               0.00        06/30/11           20,894,750
        9,000   Northern Tobacco Securitization Corporation, Alaska, Ser A         5.00        06/01/32            9,064,980
        5,000   California, Various Purpose Dtd 04/01/02                           6.00        04/01/19            5,957,450
        4,000   Connecticut, College Savings 1989 Ser A                            0.00        07/01/08            3,759,720
                Chicago, Illinois,
        5,000      Refg Ser 1995 A-2 (Ambac)                                       6.25        01/01/14            5,778,650
        2,000      Refg 2001 A (MBIA)                                              0.00#       01/01/17            1,792,240
        4,280   Chicago Park District, Illinois, Ser 2004 A (Ambac)                5.00        01/01/26            4,511,634
        3,000   Clark County, Nevada, Transportation Ser 1992 A (Ambac)            6.50        06/01/17            3,651,060
        4,810   New York State, Refg Ser 1995 B                                    5.70        08/15/10            4,842,035
       10,000   South-Western City School District, Ohio, Ser 1999 (Ambac)         4.75        12/01/19           10,264,300
        5,000   Pennsylvania, First Ser 2003 RITES PA - 1112 B (MBIA)              5.523+++    01/01/19            5,768,700
        -----                                                                                                      ---------
       86,590                                                                                                     84,540,069
       ------                                                                                                     ----------

                Educational Facilities Revenue (2.4%)
        4,000   California Public Works Board, University of California
                   1993 Refg Ser A                                                 5.50        06/01/21            4,003,320
        1,000   University of Idaho, Student Fee Ser H (FGIC)                      5.25        04/01/31            1,054,020
        2,000   Maryland Health & Educational Facilities Authority, The Johns      5.125       07/01/20            2,085,220
                   Hopkins University Refg Ser 1998
                New York State Dormitory Authority,
        5,000      City University Ser 2000 A (Ambac)                              6.125       07/01/13            5,485,050
        2,000      State University 1990 Ser                                       7.50        05/15/13            2,427,640
        5,000      State University 1993 Ser                                       5.25        05/15/15            5,465,350
        2,000   University of North Carolina at Wilmington, Student Housing        5.00        06/01/31            2,101,080
                   Ser 2005 COPs (FGIC)
                University of West Virginia,
        2,000      Ser C 2004 (FGIC)                                               5.00        10/01/27            2,115,480
        2,000      Ser C 2004 (FGIC)                                               5.00        10/01/28            2,111,300
        -----                                                                                                      ---------
       25,000                                                                                                     26,848,460
       ------                                                                                                     ----------

                Electric Revenue (12.7%)
                Salt River Project Agricultural Improvement & Power District,
                   Arizona,
       25,000      Refg 1993 Ser C (Secondary MBIA)                                5.50        01/01/10           26,528,250
        2,500      Refg 2002 Ser A                                                 5.25        01/01/19            2,694,700
        9,000   Southern California Public Power Authority, Mead-Adelanto          6.15+++     07/01/15           10,872,000
                   1994 Ser A (Ambac)
       15,000   Colorado Springs, Colorado, Utilities Refg Ser 2002 (Ambac)        5.375       11/15/20           16,309,950
        9,420   Georgia Municipal Electric Power Authority, Fifth Ser              6.50        01/01/17           11,128,411
                   (Secondary MBIA)
        4,000   Indiana Municipal Power Agency, 2004 Ser A (FGIC)                  5.00        01/01/32            4,194,000
        3,050   Wyandotte County/Kansas City, Kansas, Utility Ser 2004 B (FSA)     5.00        09/01/27            3,224,460
        4,000   Missouri Joint Municipal Electrical Utility Commission,            5.00        01/01/25            4,260,440
                   Plum Point Ser 2006
        5,000   Long Island Power Authority, New York, Ser 2000 A (FSA)            0.00        06/01/17            3,293,650
                North Carolina Municipal Power Agency,
        5,000      Catawba Ser 1998 A (MBIA)                                       5.50        01/01/15            5,602,800
        4,000      Catawba Ser 2003 A (MBIA)                                       5.25        01/01/19            4,311,920
       15,000   Puerto Rico Electric Power Authority, Power Ser O                  0.00        07/01/17            9,673,800
        5,000   South Carolina Public Service Authority, Refg Ser 2002 D (FSA)     5.00        01/01/21            5,315,250
       10,105   Intermountain Power Agency, Utah, Refg 1997 Ser B (MBIA)           5.75        07/01/19           10,452,713
        3,000   Chelan County Public Utility District #1, Washington, Hydro        5.60        07/01/32            3,083,460
                   Ser 1997 A (AMT)
                Grant County Public Utility District #2, Washington,
        5,000      Refg Ser 2001 H (FSA)                                           5.375       01/01/18            5,348,300
        5,000      Wanapum Hydro Refg Ser A 2005                                   5.00        01/01/38            5,214,250
        7,330   Seattle Municipal Light & Power, Washington, Impr & Refg
                   Ser 2001  (FSA)                                                 5.50        03/01/18            7,828,000
        3,000   Washington Public Power Supply System, Project #2                  0.00        07/01/09            2,708,070
        -----      Refg Ser 1994 A (FGIC)                                                                          ---------
      139,405                                                                                                    142,044,424
      -------                                                                                                    -----------

                Hospital Revenue (10.4%)
        2,220   Birmingham-Carraway Special Care Facilities Financing Authority,   5.875       08/15/15            2,245,863
                   Alabama, Carraway Methodist Health Ser 1995 A (Connie Lee)
                Glendale, Industrial Development Authority, Arizona,
        3,250      John C Lincoln Health Ser 2005 B                                5.25        12/01/23            3,432,585
        2,250      John C Lincoln Health Ser 2005 B                                5.25        12/01/25            2,371,208
        2,000   University of Arkansas, UAMS Campus Ser 2004 B (MBIA)              5.00        11/01/34            2,101,000
                California Statewide Communities Development Authority,
        5,000      Adventist Healthwest 2005 Ser A                                 5.00        03/01/30            5,166,400
        2,500      Huntington Memorial Hospital Ser 2005                           5.00        07/01/35            2,579,425
        7,000      John Muir Health Ser 2006 A                                     5.00        08/15/32            7,279,090
        3,560   Loma Linda, California, Loma Linda University Medical Center       5.00        12/01/22            3,693,714
                   Ser 2005 A
        4,000   Highlands County Health Facility Authority, Florida, Adventist     5.25        11/15/36            4,241,640
                   Health/Sunbelt Ser 2006C
        5,000   Illinois Health Facilities Authority, Loyola University Health     6.00        07/01/21            5,323,000
                   Ser 2001 A
        6,000   Maryland Health & Higher Educational Facilities Authority,         5.50        08/15/33            6,371,460
                   Medstar Health Refg Ser 2004
                Michigan Hospital Finance Authority,
        4,000      Henry Ford Refg Ser 2006 A                                      5.25        11/15/32            4,258,400
        5,000      Henry Ford Refg Ser 2006 A                                      5.25        11/15/46            5,267,550
       10,000   Missouri Health & Educational Facilities Authority,                5.25        05/15/14           10,865,700
                   Barnes-Jewish/Christian Health Ser 1993 A
                Henderson, Nevada,
        7,760      Catholic Health West 1998 Ser A                                 5.375       07/01/26            7,949,189
        2,000      Catholic Health West 1998 Ser A                                 5.125       07/01/28            2,037,540
                New Jersey Health Care Facilities Financing Authority,
        9,000      Robert Wood Johnson University Hospital Ser 2000                5.75        07/01/25            9,619,650
        2,000      St Barnabas Health Refg Ser 1998 B (MBIA)                       5.25        07/01/18            2,081,480
       10,000   New York State Dormitory Authority, Memorial Sloan-Kettering       5.00        07/01/34           10,376,300
                   Cancer Center 2003 Ser I
        3,000   Erie County, Ohio, Firelands Regional Medical Center Ser 2002      5.625       08/15/32            3,203,550
        5,000   Lorain County, Ohio, Catholic Health Ser 9 2001 A                  5.25        10/01/33            5,239,600
        5,000   Lehigh County General Purpose Authority, Pennsylvania,             5.375       08/15/33            5,241,000
                   St Luke's of Bethlehem Hospital Ser A 2003
        5,000   North Central Texas Health Facilities Development Corporation,     5.45        04/01/15            5,134,700
        -----                                                                                                      ---------
                   University Medical Center Inc Ser 1997 (FSA)
      110,540                                                                                                    116,080,044
      -------                                                                                                    -----------

                Industrial Development/Pollution Control Revenue (9.7%)
        3,000   California County Tobacco Securitization Agency,                   0.00#       06/01/28            2,521,050
                   Los Angeles County Securitization Corporation Ser 2006
                Tobacco Settlement Authority, Iowa,
        5,000      Ser 2005 C                                                      5.375       06/01/38            5,142,650
        7,000      Ser 2005 C                                                      5.50        06/01/42            7,265,790
       10,000   Michigan Strategic Fund, Detroit Edison Co Ser 1999 B (AMT)        5.65        09/01/29           10,574,200
        4,000   New Jersey Economic Development Authority,                         6.25        09/15/19            4,119,320
                   Continental Airlines Inc Ser 1999 (AMT)
        9,355   Nassau County, New York, Tobacco Settlement Corporation,           5.00        06/01/35            9,501,406
                   Ser 2006
                New York City Industrial Development Agency, New York,
       12,000      American Airlines Inc Ser 2005 (AMT)                            7.625       08/01/25           14,016,840
        6,000      7 World Trade Center, LLC Ser A                                 6.25        03/01/15            6,384,720
        5,000      7 World Trade Center, LLC Ser A                                 6.50        03/01/35            5,339,400
        7,000   TSASC Inc, New York, Tobacco Settlement Ser 2006-1                 5.125       06/01/42            7,138,600
        3,000   Westchester Tobacco Asset Securitization Corporation,              5.125       06/01/38            3,060,840
                   New York, Ser 2005
        4,000   Tennessee Energy Acquisition Corporation, Residuals Ser 47TP       9.266+++    09/01/19            5,788,480
        5,000   Brazos River Authority, Texas, Texas Utility Electric Co           7.70        03/01/32            5,852,500
                   Ser 1999 C (AMT)
       10,000   Sabine River Authority, Texas, Texas Utility Electric Co           5.75        05/01/30           10,636,300
                   Refg Ser 2001 B (AMT) (Mandatory Tender 11/01/11)
        1,000   Tobacco Settlement Financing Corporation, Virginia, Ser 2005       5.50        06/01/26            1,051,280
       10,000   Weston, Wisconsin, Wisconsin Public Service Co Refg Ser 1993 A     6.90        02/01/13           10,023,000
       ------                                                                                                     ----------
      101,355                                                                                                    108,416,376
      -------                                                                                                    -----------

                Mortgage Revenue - Multi-Family (0.3%)
        3,406   New York City Housing Development Corporation, New York,           6.50        11/15/18            3,581,754
        -----      Ruppert Project - FHA Ins Sec 223F                                                              ---------

                Mortgage Revenue - Single Family (1.3%)
        6,040   Alaska Housing Finance Corporation, 1997 Ser A (MBIA)              6.00        06/01/27            6,176,866
        1,760   California Housing Finance Agency, Home 1983 Ser B                 0.00        08/01/15              805,235
                Colorado Housing & Finance Authority,
          115      1997 Ser B-2 (AMT)                                              7.00        05/01/26              117,063
          190      1997 Ser C-2 (AMT)                                              6.875       11/01/28              190,718
          300      1998 Ser A-2 (AMT)                                              6.60        05/01/28              309,426
        1,340   Hawaii Housing Finance & Development Corporation, Purchase         5.75        07/01/30            1,347,276
                   1997 Ser A (AMT)
                Missouri Housing Development Commission,
          225      Homeownership 1996 Ser C (AMT)                                  7.45        09/01/27              228,868
          460      Homeownership 1997 Ser C-1                                      6.55        09/01/28              471,072
           75      Homeownership 1998 Ser B-2 (AMT)                                6.40        03/01/29               77,351
          215      Homeownership Ser 2000 B-1 (AMT)                                7.45        09/01/31              218,803
          580   New Hampshire Housing Finance Authority, Mortgage Acquisition      6.70        07/01/29              596,513
                   2000 Ser B (AMT)
        3,695   Ohio Housing Finance Agency, Residential 1996 Ser B-2 (AMT)        6.10        09/01/28            3,732,209
        -----                                                                                                      ---------
       14,995                                                                                                     14,271,400
       ------                                                                                                     ----------

                Nursing & Health Related Facilities Revenue (0.6%)
          200   Marion, Iowa, AHF/Kentucky-Iowa Inc Ser 2003 (a)                   6.50        01/01/29              216,598
        1,275   Washington County, Iowa, Washington County Hospital Ser 2006       5.50        07/01/32            1,319,153
          405   Kentucky Economic Development Financing Authority,                 6.50        01/01/29              438,611
                   AHF/Kentucky-Iowa Inc Ser 2003 (a)
        1,710   Chester County Industrial Development Authority, Pennsylvania,     8.50        05/01/32            1,742,131
                   RHA/PA Nursing Home Inc Ser 1989
        2,500   Wisconsin Health & Education Facilities Authority,                 5.375       02/15/34            2,637,125
        -----      Marshfield Clinic Ser 2006 A                                                                    ---------
        6,090                                                                                                      6,353,618
        -----                                                                                                      ---------

                Public Facilities Revenue (2.9%)
        3,710   Jefferson County, Alabama, School Ser 2004-A                       5.25        01/01/23            3,950,037
        2,500   Jacksonville, Florida, Sales Tax Ser 2001 (Ambac)                  5.50        10/01/17            2,700,950
        2,500   Miami-Dade County, Florida, Ser 2005 (MBIA)                        0.00#       10/01/35            2,300,475
        3,495   Illinois, Civic Center Dedicated Tax Ser 1991 (Ambac)              6.25        12/15/20            4,190,610
        3,000   Albuquerque, New Mexico, Gross Receipts Lodgers' Tax               5.00        07/01/37            3,130,020
                   Refg Ser 2004 A (FSA)
        5,000   New York City Industrial Development Agency, New York,
                   Yankee Stadium Pilot                                            4.75        03/01/46            5,090,950
        5,000   Ohio Building Authority, 2001 Ser A (FSA)                          5.50        10/01/18            5,442,350
        5,000   Charleston Educational Excellence Financing Corporation,           5.25        12/01/30            5,354,650
        -----      South Carolina, Charleston County School District Ser 2005                                      ---------
       30,205                                                                                                     32,160,042
       ------                                                                                                     ----------

                Recreational Facilities Revenue (3.7%)
        1,650   Metropolitan Football Stadium District, Colorado, Sales Tax        0.00        01/01/11            1,406,344
                   Ser 1999 A (MBIA)
        9,000   Mashantucket (Western) Pequot Tribe, Connecticut,                  5.75        09/01/27            9,228,960
                   Special 1997 Ser B (b)
       12,000   District of Columbia, Ballpark Ser 2006 B-1 (FGIC)                 5.00        02/01/31           12,644,520
       20,000   Metropolitan Pier & Exposition Authority, Illinois,
                   Refg Ser 2002 B (MBIA)                                          0.00#       06/15/22           13,130,600
        5,000   Hamilton County, Ohio, Sales Tax Ser 2000 (Ambac)                  5.25        12/01/32            5,259,300
        -----                                                                                                      ---------
       47,650                                                                                                     41,669,724
       ------                                                                                                     ----------

                Retirement & Life Care Facilities Revenue (1.4%)
                Riverside County Public Financing Authority, California,
        2,000      Air Force Village West Inc COPs                                 5.75        05/15/19            2,077,720
        3,900      Air Force Village West Inc COPs                                 5.80        05/15/29            4,043,364
        2,000   Montgomery County, Pennsylvania, White Marsh Ser 2005              6.125       02/01/28            2,140,480
        5,000   Lubbock Health Facilities Development Corporation, Texas,          6.625       07/01/36            5,171,900
                   Carillon Senior Life Care Ser 2005 A
        2,050   Vermont Economic Development Authority, Wake Robin Corp            5.375       05/01/36            2,077,326
        -----      Ser 2006 A                                                                                      ---------
       14,950                                                                                                     15,510,790
       ------                                                                                                     ----------

                Tax Allocation Revenue (0.7%)
        5,000   Rosemead Redevelopment Agency, California, Project #1              5.60        10/01/33            5,003,500
                   Ser 1993 A
        3,000   Wyandotte County/Kansas City, Kansas, Area B Refg Ser 2005         5.00        12/01/20            3,128,700
        -----                                                                                                      ---------
        8,000                                                                                                      8,132,200
        -----                                                                                                      ---------

                Transportation Facilities Revenue (20.4%)
       10,000   Foothill/Eastern Transportation Corridor Agency, California,       0.00#       01/15/27            9,084,500
                   Ser 1999
        5,000   San Francisco Bay Area Rapid Transit District, California,         4.75        07/01/23            5,105,900
                   Sales Tax Ser 1998 (Ambac)
                E-470 Public Highway Authority, Colorado,
       20,000      Ser 1997 B (MBIA)                                               0.00        09/01/14           14,690,200
        5,000      Ser 1997 B (MBIA)                                               0.00        09/01/16            3,344,850
       10,000   Metropolitan Washington Airport Authority, District of Columbia    5.50        10/01/27           10,763,400
                   & Virginia, Ser 2001A (AMT) (MBIA)++
        8,500   Jacksonville, Florida, Transportation Ser 2001 (MBIA)              5.00        10/01/26            8,813,820
        6,895   Mid-Bay Bridge Authority, Florida, Sr Lien Crossover               5.85        10/01/13            7,333,936
                   Refg Ser 1993 A (Ambac)
                Atlanta, Georgia,
        5,000      Airport Ser 2000 A (FGIC)                                       5.875       01/01/17            5,364,350
        5,000      Airport Passenger Facilities Charge Ser 2004 C (FSA)            5.00        01/01/33            5,216,700
        4,000      Airport Passenger Facilities Charge Ser 2004 J (FSA)            5.00        01/01/34            4,179,880
        3,460   Hawaii, Airport 2000 Ser B (AMT) (FGIC)                            6.625       07/01/17            3,819,286
        5,000   Chicago, Illinois, O' Hare International Airport Ser 2005 A (MBIA) 5.25        01/01/24            5,432,800
        6,000   Regional Transportation Authority, Illinois, Refg Ser 1999 (FSA)   5.75        06/01/21            7,108,620
                Kentucky Turnpike Authority,
        9,000      Economic Development Road Refg Ser 1995 (Ambac)                 6.50        07/01/08            9,449,730
       30,000      Resource Recovery Road 1987 Ser A                               5.00        07/01/08           30,206,700
                Massachusetts Turnpike Authority,
        2,750      Metropolitan Highway ROLS RRII RS36 (MBIA)                      8.298+++    01/01/37            2,989,085
        7,145      Western 1997 Ser A (MBIA)                                       5.55        01/01/17            7,594,206
        4,140   Missouri Highways & Transportation Commission, Ser A 2001          5.125       02/01/19            4,399,537
        5,000   Clark County, Nevada, Airport Sub Lien Ser 2004 (AMT) (FGIC)       5.50        07/01/23            5,419,200
        5,000   Nevada Department of Business & Industry, Las Vegas Monorail       5.375       01/01/40            5,202,950
                   1st Tier Ser 2000 (Ambac)
                New Jersey Turnpike Authority,
       10,000      Ser 2003 A (FGIC)                                               5.00        01/01/27           10,504,700
        3,000      Ser 2003 A (Ambac)                                              5.00        01/01/30            3,146,010
        6,595   Albuquerque, New Mexico, Airport Refg Ser 1997 (AMT) (Ambac)       6.375       07/01/15            6,855,371
                Metropolitan Transportation Authority, New York,
        1,460      Service Contract Ser 2002 A (MBIA)                              5.50        01/01/20            1,597,795
        5,000      Service Contract Ser 2002 B (MBIA)                              5.50        07/01/24            5,451,600
       10,000      Transportation Refg Ser 2002 A (Ambac)                          5.50        11/15/18           10,998,500
       10,000   Puerto Rico Highway & Transportation Authority, Refg Ser X         5.50        07/01/15           11,094,300
       10,000   Dallas Fort Worth International Airport, Texas, Ser A (AMT) (FSA)  5.25        11/01/24           10,549,800
        4,735   Harris County, Texas, Toll Road Refg Ser 2005 A (FSA)              5.25        08/15/35            4,957,545
        1,600   Port Seattle Passenger Facility, Washington, ROLS-RR-II-R-638-1    8.311+++    12/01/23            1,770,720
                   (MBIA)
        5,000   Houston, Texas, Airport Sub Lien Ser 2000 A (AMT) (FSA)            5.875       07/01/17            5,335,250
        -----                                                                                                      ---------
      224,280                                                                                                    227,781,241
      -------                                                                                                    -----------

                Water & Sewer Revenue (12.9%)
        2,000   Phoenix Civic Improvement Corporation, Arizona, Wastewater         5.00        07/01/27            2,115,020
                   Ser 2004 (MBIA)
        4,000   Atlanta, Georgia, Water and Wastewater Ser 2004 (FSA)              5.00        11/01/24            4,235,680
                Augusta, Georgia,
        5,000      Water & Sewer Ser 2000 (FSA)                                    5.25        10/01/26            5,292,800
        3,000      Water & Sewer Ser 2004 A (FSA)                                  5.25        10/01/39            3,219,660
        5,000   Fulton County, Georgia, Water & Sewerage Ser 1998 (FGIC)           4.75        01/01/28            5,070,900
        8,000   Indiana Bond Bank, Revolving Fund Ser 2001A                        5.375       02/01/19            8,773,600
        2,695   Indianapolis Local Public Improvement Bond Bank, Indiana,          5.125       07/01/27            2,843,656
                   Water Works Ser 2002 A (MBIA)
        5,000   Louisville & Jefferson County Metropolitan Sewer District,         4.75        05/15/28            5,070,400
                   Kentucky, Ser 1998 A (FGIC)
        6,000   Boston Water & Sewer Commission, Massachusetts,                    4.75        11/01/22            6,104,880
                   1998 Ser D (FGIC)
        9,000   Passaic Valley Sewerage Commissioners, New Jersey, Ser F (FGIC)    5.00        12/01/19            9,651,510
        5,000   New York City Municipal Water Finance Authority, New York,         5.00        06/15/28            5,294,650
                   Water & Sewer 2005 Ser B (Ambac)
        2,725   Cleveland, Ohio, Waterworks Impr & Refg 1998 Ser I (FSA)           5.00        01/01/23            2,786,830
        5,000   Spartanburg, South Carolina, Jr Lien Water Ser 1998 (FGIC)         5.25        06/01/28            5,376,650
                Metropolitan Government of Nashville & Davidson County, Tennessee,
        2,000      Refg 1986                                                       5.50        01/01/16            2,016,560
        5,000      Refg Ser 1998 A (FGIC)                                          4.75        01/01/22            5,085,350
                Houston, Texas
       20,000      Combined Utility, First Lien Refg Ser 2004 A (FSA)              5.25        05/15/22           21,669,600
        5,000      Combined Utility, First Lien Refg Ser 2004 A (MBIA)             5.25        05/15/25            5,417,400
                San Antonio, Texas,
        1,000      Water & Refg Ser 2002 (FSA)                                     5.50        05/15/19            1,088,260
        5,000      Water & Refg Ser 2002 (FSA)                                     5.00        05/15/28            5,181,900
        5,000   Tarrant Regional Water District, Texas, Water Ser 2002 (FSA)       5.375       03/01/16            5,465,750
        1,300   Wichita Falls, Texas, Water & Sewer Ser 2001 (Ambac)               5.375       08/01/24            1,386,697
       10,000   Richmond, Virginia, Public Utilities Refg Ser 2002 (FSA)           5.00        01/15/33           10,373,200
                Seattle, Washington,
       10,000      Water Refg 2003 (MBIA)                                          5.00        09/01/20           10,670,800
       10,000      Water Refg 2003 (MBIA)                                          5.00        09/01/23           10,550,900
       ------                                                                                                     ----------
      136,720                                                                                                    144,742,653
      -------                                                                                                    -----------

                Other Revenue (5.4%)
       10,000   California Economic Recovery, Ser 2004 A                           5.00        07/01/16           10,628,800
                Golden State Tobacco Securitization Corporation, California,
        4,000      Enhanced Asset Backed Ser 2005 A (Ambac)                        5.00        06/01/29            4,140,400
        8,000      Enhanced Asset Backed Ser 2005 A                                5.00        06/01/45            8,206,080
                New Jersey Economic Development Authority,
        2,000      Cigarette Tax Ser 2004                                          5.50        06/15/31            2,105,780
        2,500      Cigarette Tax Ser 2004                                          5.75        06/15/34            2,672,300
                New York City Transitional Finance Authority, New York,
        8,000      Refg 2003 Ser A                                                 5.50        11/01/26            8,668,240
        7,000      Refg 2003 Ser D (MBIA)                                          5.25        02/01/21            7,581,000
        5,000   New York Local Government Assistance Corporation, Ser 1993 C       5.50        04/01/17            5,657,900
       10,000   Sales Tax Asset Receivable Corporation, New York, 2005 Ser A       5.00        10/15/29           10,586,600
       ------      (Ambac)                                                                                        ----------
       56,500                                                                                                     60,247,100
       ------                                                                                                     ----------

                Refunded (4.1%)
        5,000   California Infrastructure & Economic Development Bank, Bay Area    5.00        07/01/28+           5,622,600
                   Toll Bridges Seismic Retrofit First Lien Ser 2003 A (Ambac)
        2,500   Mid-Bay Bridge Authority, Florida, Ser 1991 A (ETM)                6.875       10/01/22            3,272,225
        1,920   Massachusetts, Health & Educational Facilities Authority,          5.00        08/01/10+           1,966,022
                   Malden Hospital - FHA Ins Mtge Ser A
        7,000   New Jersey Highway Authority, Senior Parkway 1999 Ser              5.625       01/01/10+           7,514,920
                New York State Dormitory Authority,
        7,800      State University Ser 2000 B                                     5.375       05/15/10+           8,372,286
       11,110      Suffolk County Judicial Ser 1986 (ETM)                          7.375       07/01/16           13,366,663
        5,000   Salt Lake City, Utah, IHC Hospital Inc Ser 1983 (ETM)              5.00        06/01/15            5,396,550
        -----                                                                                                      ---------
       40,330                                                                                                     45,511,266
       ------                                                                                                     ----------
    1,046,016   TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $1,001,224.000)                                         1,077,891,161
    ---------                                                                                                  -------------

                SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (1.8%)
        1,515   Illinois Health Facilities Authority, University of
                   Chicago Hospitals Ser 1998 (MBIA) (Demand 10/02/06)             3.89*       08/01/26            1,515,000
        6,100   Indiana Health Facility Financing Authority, Clarian Health        3.84*       03/01/30            6,100,000
                   Obligated Group Ser 2000 B (Demand 10/02/06)
        1,400   Reno, Nevada, St Mary's Regional Medical Center Ser 1998 B
                   (MBIA)(Demand 10/02/06)                                         3.80*       05/15/23            1,400,000
        1,600   New York City Municipal  Water Finance Authority, New York,
                   2000 Ser C (Demand 10/02/06)                                    3.76*       06/15/33            1,600,000
        2,900   Cuyahoga County, Ohio University Hospital of Cleveland
                   Ser 1985 Ser B (Demand 10/02/06)                                3.80*       01/01/16            2,900,000
        6,300   Geisinger Authority, Pennsylvania, Geisinger Health Ser 2000 B     3.89*       08/01/22            6,300,000
       ------      (Demand 10/02/06)                                                                               ---------
       19,815   SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Cost $19,815,000)                                    19,815,000
       ------                                                                                                     ----------
   $1,065,831   TOTAL INVESTMENTS (Cost $1,021,039,000)(c)                                       98.2%         1,097,706,161
   ==========
                OTHER ASSETS IN EXCESS OF LIABILITIES                                             1.8             19,766,283
                                                                                                  ---             ----------
                NET ASSETS                                                                      100.0%        $1,117,472,444
                                                                                                ======        ==============

----------------------
       AMT        Alternative Minimum Tax.
       COPs       Certificates of Participation.
       ETM        Escrowed to Maturity.
       RESIDUALS  Residual Interest Bonds (Illiquid security).
       RITES      Residual Interest Tax-Exempt Securities (Illiquid security).
       ROLS       Reset Option Longs (Illiquid Securities).
         +        Prerefunded to call date shown.
        ++        Joint exemption in locations shown.
       +++        Current coupon rate for inverse floating rate municipal
                  obligation. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $27,188,985 which represents 2.4% of net assets.
         #        Security is a "step-up" bond where the coupon increases on a predetermined future date.
         *        Current coupon of variable rate demand obligation.
        (a)       Issuer has entered into a forebearance agreement for partial payment of debt service.
        (b)       Resale is restricted to qualified institutional investors.
        (c)       The aggregate cost for federal income tax purposes
                  approximates the aggregate cost for book purposes. The
                  aggregate gross unrealized appreciation is $77,260,110 and the aggregate gross unrealized depreciation is $592,949,
                  resulting in net unrealized appreciation of $76,667,161.

Bond Insurance:
---------------
  Ambac           Ambac Assurance Corporation.
 Connie Lee       Connie Lee Insurance Company - A wholly owned subsidiary of
                  Ambac Assurance Corporation.
   FGIC           Financial Guaranty Insurance Company.
    FHA           Federal Housing Administration.
    FSA           Financial Security Assurance Inc.
   MBIA           Municipal Bond Investors Assurance Corporation.

                        Geographic Summary of Investments
                Based of market Value as a Percent of Net Assets

Alabama                                                                    0.5%
Alaska                                                                     4.0
Arizona                                                                    3.2
Arkansas                                                                   0.2
California                                                                 8.7
Colorado                                                                   3.3
Connecticut                                                                1.2
District of Columbia                                                       2.1
Florida                                                                    2.6
Georgia                                                                    3.9
Hawaii                                                                     0.5
Idaho                                                                      0.1
Illinois                                                                   4.4
Indiana                                                                    2.0
Iowa                                                                       1.2
Kansas                                                                     0.6
Kentucky                                                                   4.0
Maryland                                                                   0.7
Massachusetts                                                              1.7
Michigan                                                                   1.8
Missouri                                                                   1.8
Nevada                                                                     2.3
New Hampshire                                                              0.1
New Jersey                                                                 4.6
New Mexico                                                                 0.9
New York                                                                  14.8
North Carolina                                                             1.1
Ohio                                                                       3.5
Pennsylvania                                                               1.9
Puerto Rico                                                                1.8
South Carolina                                                             1.4
Tennessee                                                                  1.1
Texas                                                                      7.9
Utah                                                                       1.4
Vermont                                                                    0.2
Virginia                                                                   2.0
Washington                                                                 4.2
West Virginia                                                              0.4
Wisconsin                                                                  1.1
Joint Exemption*                                                         (1.1)
                                                                         -----

   Total                                                                 98.2%
                                                                         =====
----------------
* Joint exemption have been included in each geographic location.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Tax-Exempt Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 21, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 21, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 21, 2006

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Tax-Exempt
     Securities Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: November 21, 2006
                                                 /s/ Ronald E. Robison
                                                 Ronald E. Robison
                                                 Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Tax-Exempt
     Securities Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: November 21, 2006
                                                  /s/ Francis Smith
                                                  Francis Smith
                                                  Principal Financial Officer

                                       5